Stock Based Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation (Textual) [Abstract]
Number of options outstanding	92,491	123,570
Options outstanding an exercise price range	$ 5.35	$ 5.16
Options at an exercise price range	$ 5.35
Options granted under SOP II
Stock Based Compensation (Additional Textual) [Abstract]
Options outstanding weighted average expected term	1 year 10 months 17 days
Exercisable options	90,019
Grant date fair value of stock options vested	$ 4.00	$ 4.00	$ 4.00
Unrecognized compensation cost	$ 0
Options exercised		0	0
Maximum [Member]
Stock Based Compensation (Textual) [Abstract]
Options outstanding an exercise price range	$ 5.35
Options at an exercise price range	$ 5.35
Minimum [Member]
Stock Based Compensation (Textual) [Abstract]
Options outstanding an exercise price range	$ 5.34
Options at an exercise price range	$ 5.34
1996 Incentive Stock Option Plan [Member]
Stock Based Compensation (Textual) [Abstract]
Share based compensation arrangement by share based payment award expiration period	10 years
SOP and SPP expired	2006
Number of options outstanding	80,131
1996 Incentive Stock Option Plan [Member] | Maximum [Member]
Stock Based Compensation (Textual) [Abstract]
SOP vesting schedules	5 years
1996 Incentive Stock Option Plan [Member] | Minimum [Member]
Stock Based Compensation (Textual) [Abstract]
SOP vesting schedules	3 years
Employee Stock Purchase Plan [Member]
Stock Based Compensation (Textual) [Abstract]
Share based compensation arrangement by share based payment award expiration period	2 years
SOP and SPP expired	2006
Number of options outstanding	0
2006 Incentive Stock Option Plan [Member]
Stock Based Compensation (Textual) [Abstract]
Share based compensation arrangement by share based payment award expiration period	10 years
Number of options outstanding	12,360
Common stock reserved for future grants of options	154,971
Options granted under SOP II	0	0
2006 Incentive Stock Option Plan [Member] | Maximum [Member]
Stock Based Compensation (Textual) [Abstract]
SOP vesting schedules	5 years
2006 Incentive Stock Option Plan [Member] | Minimum [Member]
Stock Based Compensation (Textual) [Abstract]
SOP vesting schedules	3 years
Employee Stock Purchase Plan II [Member]
Stock Based Compensation (Textual) [Abstract]
Share based compensation arrangement by share based payment award expiration period	2 years
Number of options outstanding	0
Common stock reserved for future grants of options	103,234